Employee Benefits - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Actual return		$ 15	$ 16	$ 14
Sensitivity analysis		Sensitivity for significant actuarial assumptions is computed by varying one actuarial assumption used for the valuation of the defined benefit obligation by one percentage, keeping all other actuarial assumptions constant. In practice, this is not probable, and changes in some of the assumptions may be correlated.
Gratuity and Pensions
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation		$ 111
Fair value of plan assets		94
Net defined benefit obligation		17
Amount contributed under benefit plan		27	24	22
Superannuation
Disclosure Of Defined Benefit Plans [Line Items]
Amount contributed under benefit plan		35	34	31
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Net defined benefit obligation		20	33
Impact of defined benefit obligation from 0.25% increase in expected rate of returns on plan assets		11
Impact of defined benefit obligation from 0.25% decrease in expected rate of returns on plan assets		16
Amount contributed under benefit plan		$ 90	$ 90	$ 78
Events After Reporting Period | Gratuity and Pensions
Disclosure Of Defined Benefit Plans [Line Items]
Expected contribution to gratuity trusts	$ 31